Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Details of Investment in Associates

	December 31, 2019	December 31, 2020
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	249,793	250,769
Unimos Microelectronics (Shanghai) Co., Ltd. (“Unimos Shanghai”)	3,143,117	3,020,908

	3,392,910	3,271,677

		Shareholding ratio
Company name	Principal place of business	December 31, 2019	December 31, 2020	Nature of relationship	Method of measurement
Unimos Shanghai	Shanghai, PRC	45.02%	45.02%	Strategic Investee	Equity method

Summarized Financial Information for Investment in Material Associates
Statement of financial position

	Unimos Shanghai
	December 31, 2019	December 31, 2020
	NT$000	NT$000
Current assets	3,042,377	2,438,725
Non-current assets	3,499,819	3,905,089
Current liabilities	(459,502)	(618,949)
Non-current liabilities	(448,929)	(248,583)

Total net assets	5,633,765	5,476,282

Share in associate’s net assets	2,536,558	2,465,651
Depreciable assets	584,441	533,139
Goodwill	22,118	22,118

Carrying amount of the associate	3,143,117	3,020,908

Statement of comprehensive income

	Unimos Shanghai
	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Revenue	1,334,196	1,584,648	1,739,880

Loss for the year from continuing operations	(629,303)	(352,008)	(246,220)
Other comprehensive income, net of income tax	—	—	—

Total comprehensive loss	(629,303)	(352,008)	(246,220)

Dividends received from the associate	—	—	—

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Profit for the year from continuing operations	41,933	63,838	14,833
Other comprehensive (loss) income, net of income tax	(2,687)	5,732	23,143

Total comprehensive income	39,246	69,570	37,976